Condensed Parent Company Financial Information (Condensed Statements Income) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Income before equity in undistributed net income of bank subsidiary									$ 7,321,885	$ 5,394,498	$ 5,881,204
NET INCOME	$ 1,389,000	$ 1,503,000	$ 1,903,000	$ 1,122,000	$ 1,047,000	$ 1,038,000	$ 1,325,000	$ 901,000	5,916,885	4,311,498	4,641,204
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Income - including dividends from bank subsidiary									3,000,104	3,200,105	975,356
Expenses - interest expense, professional fees and other expenses, net of federal income tax benefit									(576,734)	(587,451)	(523,271)
Income before equity in undistributed net income of bank subsidiary									2,423,370	2,612,654	452,085
Equity in undistributed net income of bank subsidiaries									3,493,515	1,698,844	4,189,119
NET INCOME									$ 5,916,885	$ 4,311,498	$ 4,641,204